Transamerica Bond

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 41.7%
Aerospace & Defense - 1.0%
Boeing Co.
5.93%, 05/01/2060	$ 3,136,000	$ 3,000,431
6.53%, 05/01/2034	3,612,000	3,931,330
6.86%, 05/01/2054	2,005,000	2,203,823
Embraer Netherlands Finance BV
7.00%, 07/28/2030 (A)	2,343,000	2,510,628
General Electric Co.
4.30%, 07/29/2030	2,873,000	2,859,292
4.50%, 03/11/2044	3,922,000	3,465,653
5.88%, 01/14/2038	1,446,000	1,540,731
HEICO Corp.
5.35%, 08/01/2033	4,621,000	4,710,933
		24,222,821
Automobile Components - 0.2%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	1,867,000	1,667,793
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,236,000	2,086,464
		3,754,257
Automobiles - 1.0%
BMW U.S. Capital LLC
2.80%, 04/11/2026 (A)	2,036,000	2,012,314
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	4,543,000	4,520,396
6.95%, 06/10/2026	4,469,000	4,519,546
General Motors Co.
5.35%, 04/15/2028	806,000	819,085
6.25%, 10/02/2043	2,887,000	2,860,243
Hyundai Capital America
5.40%, 06/23/2032 (A)	6,062,000	6,154,623
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	2,488,000	2,319,065
		23,205,272
Banks - 6.5%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	2,800,000	2,839,582
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	3,181,000	2,850,766
Fixed until 05/09/2035, 5.46% (B), 05/09/2036	7,396,000	7,567,827
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	8,985,000	9,334,451
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (B), 07/21/2039	1,453,000	1,485,642
Barclays PLC
Fixed until 03/12/2054, 6.04% (B), 03/12/2055	916,000	950,259
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	7,197,000	7,239,947
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	$ 4,265,000	$ 4,206,803
BNP Paribas SA
Fixed until 11/17/2027 (C), 9.25% (A)(B)	6,095,000	6,560,024
CaixaBank SA
Fixed until 09/13/2033, 6.84% (B), 09/13/2034 (A)	1,754,000	1,928,262
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (B), 01/13/2031	3,080,000	3,148,455
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	1,849,000	1,933,613
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	5,960,000	5,249,633
Fixed until 01/28/2055, 5.73% (B), 01/28/2056	3,261,000	3,274,708
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	3,791,000	4,405,606
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	8,726,000	8,873,120
Fixed until 07/23/2035, 5.58% (B), 07/23/2036	4,904,000	4,967,531
Fixed until 04/22/2034, 5.77% (B), 04/22/2035	1,568,000	1,644,490
M&T Bank Corp.
Fixed until 07/08/2030, 5.18% (B), 07/08/2031	3,990,000	4,035,672
Fixed until 01/16/2035, 5.39% (B), 01/16/2036	1,809,000	1,802,432
Fixed until 10/30/2028, 7.41% (B), 10/30/2029	1,872,000	2,026,177
Morgan Stanley
Fixed until 07/19/2034, 5.32% (B), 07/19/2035	3,460,000	3,503,548
Fixed until 01/18/2034, 5.47% (B), 01/18/2035	4,782,000	4,898,544
Fixed until 04/18/2029, 5.66% (B), 04/18/2030	8,830,000	9,149,919
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (B), 03/01/2035	6,487,000	6,733,742
PNC Financial Services Group, Inc.
Fixed until 07/21/2035, 5.37% (B), 07/21/2036	2,017,000	2,037,902
Fixed until 01/22/2034, 5.68% (B), 01/22/2035	788,000	817,596
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	3,678,000	3,878,217
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	6,379,000	6,381,130
Fixed until 10/30/2028, 7.16% (B), 10/30/2029	1,641,000	1,771,354
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UBS Group AG
Fixed until 05/09/2035, 5.58% (B), 05/09/2036 (A)	$ 7,015,000	$ 7,144,780
Fixed until 11/13/2028 (C), 9.25% (A)(B)	3,524,000	3,867,699
Uzbek Industrial & Construction Bank ATB
8.95%, 07/24/2029 (A)	5,250,000	5,553,828
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (B), 01/24/2031	4,306,000	4,408,546
Fixed until 07/25/2033, 5.56% (B), 07/25/2034	5,095,000	5,257,607
		151,729,412
Beverages - 0.3%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/2029 (A)	6,397,000	6,170,564
Biotechnology - 0.7%
Amgen, Inc.
2.80%, 08/15/2041	2,919,000	2,090,143
5.60%, 03/02/2043	2,264,000	2,236,415
CSL Finance PLC
4.63%, 04/27/2042 (A)	4,446,000	3,952,687
Gilead Sciences, Inc.
5.10%, 06/15/2035	4,043,000	4,071,465
Royalty Pharma PLC
2.20%, 09/02/2030	4,009,000	3,545,677
		15,896,387
Building Products - 0.5%
Amrize Finance U.S. LLC
4.75%, 09/22/2046 (A)	1,003,000	859,314
5.40%, 04/07/2035 (A)	2,567,000	2,589,247
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	859,000	840,856
Owens Corning
4.30%, 07/15/2047	3,797,000	3,057,023
Vulcan Materials Co.
5.35%, 12/01/2034	3,112,000	3,159,741
		10,506,181
Capital Markets - 0.1%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	3,511,000	3,444,045
Chemicals - 0.5%
ASP Unifrax Holdings, Inc.
PIK Rate 1.50%, Cash Rate 5.85%, 09/30/2029 (A)(D)	513,282	265,623
Mosaic Co.
4.05%, 11/15/2027	1,464,000	1,448,239
Nutrien Ltd.
4.20%, 04/01/2029	3,845,000	3,798,606
OCP SA
6.75%, 05/02/2034 (A)	2,141,000	2,226,793
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Orbia Advance Corp. SAB de CV
6.80%, 05/13/2030 (A)	$ 3,687,000	$ 3,760,281
		11,499,542
Commercial Services & Supplies - 1.7%
ADT Security Corp.
4.13%, 08/01/2029 (A)	5,252,000	5,024,220
Ambipar Lux SARL
9.88%, 02/06/2031 (A)(E)	1,355,000	1,228,430
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	3,549,000	3,586,997
Element Fleet Management Corp.
5.04%, 03/25/2030 (A)	6,758,000	6,816,143
Equifax, Inc.
5.10%, 12/15/2027	2,473,000	2,501,887
GXO Logistics, Inc.
2.65%, 07/15/2031	8,569,000	7,467,485
6.50%, 05/06/2034	2,249,000	2,360,193
Herc Holdings, Inc.
7.00%, 06/15/2030 (A)	1,855,000	1,917,208
Quanta Services, Inc.
2.90%, 10/01/2030	2,166,000	1,991,048
5.25%, 08/09/2034	1,757,000	1,775,454
Veralto Corp.
5.45%, 09/18/2033	2,694,000	2,765,951
Waste Management, Inc.
3.88%, 01/15/2029	2,587,000	2,546,721
		39,981,737
Communications Equipment - 1.1%
CommScope LLC
4.75%, 09/01/2029 (A)(E)	4,218,000	4,095,889
NTT Finance Corp.
4.62%, 07/16/2028 (A)	2,711,000	2,716,724
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,994,000	2,806,711
3.88%, 04/15/2030	1,503,000	1,456,757
5.15%, 04/15/2034	4,721,000	4,749,732
Verizon Communications, Inc.
1.68%, 10/30/2030	3,689,000	3,194,041
1.75%, 01/20/2031	3,098,000	2,666,688
2.10%, 03/22/2028	2,450,000	2,315,711
Vmed O2 U.K. Financing I PLC
4.75%, 07/15/2031 (A)	2,500,000	2,312,925
		26,315,178
Construction & Engineering - 0.5%
Century Communities, Inc.
3.88%, 08/15/2029 (A)	2,383,000	2,196,753
6.75%, 06/01/2027	2,138,000	2,139,351
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	1,357,763	1,363,566
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (A)	5,297,000	5,423,069
		11,122,739
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail - 0.6%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	$ 6,064,000	$ 5,156,312
InRetail Consumer
3.25%, 03/22/2028 (A)	3,042,000	2,913,578
Lowe's Cos., Inc.
3.75%, 04/01/2032	5,027,000	4,721,244
		12,791,134
Containers & Packaging - 0.4%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	3,895,000	3,941,176
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (A)	2,309,000	2,329,148
WRKCo, Inc.
3.90%, 06/01/2028	3,383,000	3,330,700
		9,601,024
Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033	1,703,000	1,779,833
Diversified REITs - 0.9%
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2030	2,499,000	2,390,229
Safehold GL Holdings LLC
6.10%, 04/01/2034	4,090,000	4,269,173
SBA Tower Trust
1.63%, 05/15/2051 (A)	3,250,000	3,128,571
VICI Properties LP
4.95%, 02/15/2030	4,032,000	4,049,050
Weyerhaeuser Co.
4.00%, 04/15/2030	3,472,000	3,381,221
WP Carey, Inc.
5.38%, 06/30/2034	3,127,000	3,143,300
		20,361,544
Electric Utilities - 1.1%
Black Hills Corp.
3.15%, 01/15/2027	2,146,000	2,100,997
Calpine Corp.
3.75%, 03/01/2031 (A)	6,168,000	5,798,895
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (A)	3,930,548	3,969,853
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	5,099,000	4,935,007
Duke Energy Corp.
5.00%, 12/08/2027	1,288,000	1,305,728
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	1,200,000	1,178,175
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	598,000	561,384
3.63%, 02/15/2031 (A)	854,000	781,760
6.00%, 02/01/2033 (A)	617,000	618,674
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,244,000	1,959,128
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Vistra Operations Co. LLC
6.88%, 04/15/2032 (A)	$ 2,201,000	$ 2,286,943
		25,496,544
Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc.
5.88%, 04/10/2034	1,674,000	1,721,418
Keysight Technologies, Inc.
4.60%, 04/06/2027	3,064,000	3,067,418
4.95%, 10/15/2034	1,680,000	1,651,278
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	2,676,000	2,560,673
Tyco Electronics Group SA
5.00%, 05/09/2035	4,750,000	4,753,710
		13,754,497
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	1,841,000	1,820,200
Financial Services - 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	3,793,000	3,785,250
4.95%, 09/10/2034	2,097,000	2,045,172
Ally Financial, Inc.
Fixed until 05/15/2028, 5.74% (B), 05/15/2029	1,129,000	1,149,827
American Express Co.
Fixed until 04/25/2029, 5.53% (B), 04/25/2030	3,701,000	3,838,404
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	2,035,000	2,006,501
3.50%, 11/01/2027 (A)	1,598,000	1,555,124
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (A)	5,581,000	5,745,268
Capital One Financial Corp.
Fixed until 01/30/2035, 6.18% (B), 01/30/2036	1,067,000	1,095,390
Citadel LP
6.00%, 01/23/2030 (A)	1,060,000	1,092,273
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	2,937,000	2,847,243
5.70%, 05/20/2027	1,901,000	1,932,147
Mexico Remittances Funding Fiduciary Estate Management SARL
12.50%, 10/15/2031 (A)	6,194,000	6,239,836
Rocket Cos., Inc.
6.38%, 08/01/2033 (A)	3,180,000	3,243,546
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	4,725,000	4,724,032
		41,300,013
Food Products - 2.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	4,995,000	4,954,519
6.25%, 03/15/2033 (A)	561,000	571,814
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
BAT Capital Corp.
5.63%, 08/15/2035	$ 5,675,000	$ 5,764,387
Bunge Ltd. Finance Corp.
4.65%, 09/17/2034	5,491,000	5,300,180
5.15%, 08/04/2035 (F)	5,475,000	5,457,244
Cargill, Inc.
5.13%, 02/11/2035 (A)	3,579,000	3,600,973
Conagra Brands, Inc.
5.00%, 08/01/2030	2,851,000	2,856,034
Imperial Brands Finance PLC
5.63%, 07/01/2035 (A)	4,775,000	4,779,351
J.M. Smucker Co.
6.50%, 11/15/2043	2,566,000	2,729,041
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036 (A)	6,061,000	6,036,332
Kroger Co.
5.00%, 09/15/2034	3,165,000	3,130,822
Philip Morris International, Inc.
4.25%, 11/10/2044	4,025,000	3,380,934
4.90%, 11/01/2034	4,786,000	4,722,910
Sysco Corp.
5.40%, 03/23/2035	2,545,000	2,580,879
		55,865,420
Gas Utilities - 0.1%
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033 (A)	2,615,000	2,824,052
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp.
5.75%, 12/06/2052 (A)	739,000	737,647
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	2,774,000	2,805,706
5.50%, 06/15/2035	2,159,000	2,203,797
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,483,000	1,414,300
5.25%, 10/01/2029 (A)	489,000	479,446
		7,640,896
Health Care Providers & Services - 1.4%
Centene Corp.
3.38%, 02/15/2030	4,221,000	3,800,373
Charles River Laboratories International, Inc.
4.00%, 03/15/2031 (A)	1,839,000	1,687,560
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	1,927,000	1,685,692
Cigna Group
2.40%, 03/15/2030	2,791,000	2,541,264
HCA, Inc.
5.60%, 04/01/2034	946,000	964,074
6.00%, 04/01/2054	3,003,000	2,915,973
7.50%, 11/06/2033	2,610,000	2,959,847
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	1,457,000	1,401,332
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	$ 1,797,000	$ 1,683,485
4.80%, 10/01/2034	4,308,000	4,190,439
Tenet Healthcare Corp.
5.13%, 11/01/2027	2,510,000	2,499,843
UnitedHealth Group, Inc.
5.15%, 07/15/2034 (E)	2,890,000	2,898,329
5.20%, 04/15/2063	3,167,000	2,760,712
		31,988,923
Hotels, Restaurants & Leisure - 1.3%
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	999,000	968,089
Carnival Corp.
5.75%, 08/01/2032 (A)	1,877,000	1,889,707
6.13%, 02/15/2033 (A)	2,588,000	2,633,914
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	4,057,000	3,864,751
Hyatt Hotels Corp.
5.25%, 06/30/2029	2,990,000	3,042,249
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	699,000	699,738
7.25%, 11/15/2029 (A)	796,000	817,409
Marriott International, Inc.
2.75%, 10/15/2033 (E)	2,529,000	2,147,151
MGM Resorts International
4.75%, 10/15/2028	2,761,000	2,724,456
6.13%, 09/15/2029	3,543,000	3,591,567
NCL Corp. Ltd.
5.88%, 03/15/2026 (A)	429,000	429,773
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (A)	2,263,000	2,288,432
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	5,420,000	5,416,502
		30,513,738
Household Durables - 0.1%
Newell Brands, Inc.
6.38%, 05/15/2030	1,664,000	1,612,482
Whirlpool Corp.
6.13%, 06/15/2030	1,471,000	1,467,492
		3,079,974
Insurance - 2.6%
Allstate Corp.
5.05%, 06/24/2029	6,194,000	6,315,672
5.25%, 03/30/2033	1,943,000	1,984,844
American International Group, Inc.
5.45%, 05/07/2035	1,820,000	1,859,470
Aon North America, Inc.
5.45%, 03/01/2034	2,516,000	2,573,634
5.75%, 03/01/2054	3,770,000	3,672,376
AXA SA
8.60%, 12/15/2030	5,184,000	6,140,597
Brown & Brown, Inc.
5.25%, 06/23/2032	1,245,000	1,259,281
5.55%, 06/23/2035	4,804,000	4,856,324
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Cloverie PLC for Zurich Insurance Co. Ltd.
Fixed until 06/24/2026, 5.63% (B), 06/24/2046 (G)	$ 6,682,000	$ 6,700,476
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	8,154,000	8,042,322
Corebridge Financial, Inc.
5.75%, 01/15/2034	2,219,000	2,303,060
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	1,778,000	1,822,901
Markel Group, Inc.
5.00%, 05/20/2049	660,000	572,857
6.00%, 05/16/2054	2,519,000	2,508,215
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	2,200,000	2,249,500
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	964,000	990,759
RGA Global Funding
5.05%, 12/06/2031 (A)	6,123,000	6,147,742
		60,000,030
Internet & Catalog Retail - 0.5%
Expedia Group, Inc.
5.40%, 02/15/2035	4,986,000	5,021,306
Meta Platforms, Inc.
4.80%, 05/15/2030	3,709,000	3,800,112
Uber Technologies, Inc.
4.80%, 09/15/2034	1,767,000	1,735,597
		10,557,015
IT Services - 0.5%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	583,000	545,640
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	4,856,000	4,692,326
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	4,779,000	4,636,094
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	695,000	683,638
5.13%, 04/15/2029 (A)	584,000	572,334
		11,130,032
Machinery - 0.4%
Eaton Capital ULC
4.45%, 05/09/2030	1,955,000	1,953,878
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	5,843,000	5,416,929
Ingersoll Rand, Inc.
5.45%, 06/15/2034	2,846,000	2,924,680
		10,295,487
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/2049	3,926,000	3,171,823
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)(E)	$ 1,392,000	$ 1,268,142
Comcast Corp.
4.15%, 10/15/2028	5,240,000	5,207,100
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,454,000	1,634,781
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,800,000	2,603,603
5.50%, 05/15/2029 (A)	5,224,000	5,106,716
		18,992,165
Metals & Mining - 0.5%
ArcelorMittal SA
6.55%, 11/29/2027	4,541,000	4,720,317
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029 (A)	3,041,000	3,042,450
Glencore Funding LLC
2.63%, 09/23/2031 (A)	4,557,000	4,009,984
Novelis Corp.
3.25%, 11/15/2026 (A)	236,000	232,174
3.88%, 08/15/2031 (A)	236,000	211,687
		12,216,612
Mortgage Real Estate Investment Trusts - 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	8,155,000	8,004,349
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	1,665,000	1,681,347
6.50%, 07/01/2030 (A)	3,184,000	3,274,996
		12,960,692
Office REITs - 0.1%
COPT Defense Properties LP
2.00%, 01/15/2029 (E)	822,000	750,556
2.25%, 03/15/2026	1,833,000	1,801,011
		2,551,567
Oil, Gas & Consumable Fuels - 4.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	4,707,000	4,348,197
Cheniere Energy Partners LP
4.00%, 03/01/2031	5,421,000	5,177,963
4.50%, 10/01/2029	2,900,000	2,868,532
5.95%, 06/30/2033	1,891,000	1,973,884
Chevron USA, Inc.
3.25%, 10/15/2029	1,880,000	1,807,695
Diamondback Energy, Inc.
5.15%, 01/30/2030	4,729,000	4,814,997
Ecopetrol SA
7.75%, 02/01/2032	2,195,000	2,185,726
8.38%, 01/19/2036	2,500,000	2,468,842
Enbridge, Inc.
4.90%, 06/20/2030 (E)	1,751,000	1,766,365
5.63%, 04/05/2034	5,168,000	5,288,548
Energy Transfer LP
6.00%, 06/15/2048	4,879,000	4,671,385
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EQT Corp.
6.38%, 04/01/2029 (A)	$ 1,161,000	$ 1,195,322
Expand Energy Corp.
5.38%, 03/15/2030	1,472,000	1,473,554
Exxon Mobil Corp.
3.04%, 03/01/2026	2,580,000	2,559,598
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	4,187,000	4,340,901
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	1,920,000	1,965,160
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (A)	2,014,000	2,025,535
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	1,934,000	1,992,215
Murphy Oil Corp.
6.00%, 10/01/2032	2,493,000	2,392,363
NuStar Logistics LP
5.63%, 04/28/2027	3,036,000	3,051,373
6.00%, 06/01/2026	350,000	351,101
Occidental Petroleum Corp.
5.20%, 08/01/2029	3,143,000	3,150,647
ONEOK, Inc.
6.10%, 11/15/2032	4,665,000	4,932,164
Petroleos Mexicanos
6.50%, 01/23/2029 (E)	3,507,000	3,496,484
6.84%, 01/23/2030	2,838,000	2,792,759
6.88%, 10/16/2025	2,440,000	2,442,508
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	2,786,000	2,918,598
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	2,740,000	2,552,877
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	4,963,000	5,412,544
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036 (A)	2,210,000	2,273,439
Vital Energy, Inc.
7.75%, 07/31/2029 (A)(E)	2,937,000	2,672,359
Western Midstream Operating LP
6.15%, 04/01/2033	3,673,000	3,831,103
YPF SA
9.50%, 01/17/2031 (A)	1,063,000	1,124,558
		96,319,296
Paper & Forest Products - 0.1%
Georgia-Pacific LLC
4.95%, 06/30/2032 (A)	2,457,000	2,473,802
Passenger Airlines - 0.3%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,329,898	1,220,420
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	4,280,000	4,282,630
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,034,022	1,021,918
		6,524,968
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Care Products - 0.2%
Kenvue, Inc.
5.00%, 03/22/2030	$ 4,511,000	$ 4,622,025
Pharmaceuticals - 1.5%
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (A)	970,000	688,700
5.25%, 01/30/2030 - 02/15/2031 (A)	3,724,000	2,383,828
6.25%, 02/15/2029 (A)(E)	520,000	377,000
7.00%, 01/15/2028 (A)	617,000	539,104
Bayer U.S. Finance II LLC
4.20%, 07/15/2034 (A)	2,805,000	2,536,645
4.38%, 12/15/2028 (A)	1,757,000	1,735,720
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,539,000	1,486,561
Cardinal Health, Inc.
5.45%, 02/15/2034	2,368,000	2,423,080
CVS Health Corp.
5.25%, 01/30/2031	1,642,000	1,671,364
6.00%, 06/01/2044	2,984,000	2,939,034
Fixed until 12/10/2029, 7.00% (B), 03/10/2055	4,579,000	4,711,058
Merck & Co., Inc.
5.00%, 05/17/2053	1,472,000	1,338,742
Organon & Co./Organon Foreign Debt Co- Issuer BV
6.75%, 05/15/2034 (A)	1,876,000	1,769,027
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	2,735,000	2,589,183
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	4,298,000	4,281,876
Viatris, Inc.
2.30%, 06/22/2027	2,254,000	2,145,068
		33,615,990
Residential REITs - 0.2%
American Homes 4 Rent LP
5.50%, 02/01/2034	5,199,000	5,285,315
Retail REITs - 0.2%
NNN REIT, Inc.
4.60%, 02/15/2031	5,722,000	5,663,814
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032 (E)	3,511,000	3,384,759
Broadcom, Inc.
3.14%, 11/15/2035 (A)	5,567,000	4,672,790
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	4,081,000	4,120,696
5.90%, 01/25/2033 (A)	3,633,000	3,733,365
Kioxia Holdings Corp.
6.63%, 07/24/2033 (A)	5,797,000	5,736,265
KLA Corp.
4.65%, 07/15/2032	3,001,000	3,005,719
Microchip Technology, Inc.
5.05%, 03/15/2029	3,599,000	3,639,658
Micron Technology, Inc.
5.30%, 01/15/2031	4,668,000	4,764,106
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.
3.25%, 05/20/2050	$ 1,513,000	$ 1,035,170
		34,092,528
Software - 1.1%
AppLovin Corp.
5.50%, 12/01/2034	3,809,000	3,852,719
Cadence Design Systems, Inc.
4.70%, 09/10/2034	2,285,000	2,250,110
Ellucian Holdings, Inc.
6.50%, 12/01/2029 (A)	1,059,000	1,072,784
Fair Isaac Corp.
6.00%, 05/15/2033 (A)	1,527,000	1,534,170
Fiserv, Inc.
5.45%, 03/02/2028	3,450,000	3,526,119
Intuit, Inc.
5.50%, 09/15/2053	1,261,000	1,248,556
Oracle Corp.
3.65%, 03/25/2041	2,556,000	1,998,325
6.90%, 11/09/2052	2,909,000	3,190,992
Roper Technologies, Inc.
4.90%, 10/15/2034	3,267,000	3,208,321
Synopsys, Inc.
5.15%, 04/01/2035	2,408,000	2,416,548
5.70%, 04/01/2055	1,725,000	1,700,995
		25,999,639
Specialized REITs - 0.4%
Extra Space Storage LP
5.40%, 06/15/2035	4,629,000	4,639,159
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	5,152,000	5,125,778
		9,764,937
Transportation Infrastructure - 0.7%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (A)	4,731,000	4,713,442
Canadian Pacific Railway Co.
2.45%, 12/02/2031	7,926,000	6,932,701
MV24 Capital BV
6.75%, 06/01/2034 (A)	2,764,508	2,748,888
United Parcel Service, Inc.
5.25%, 05/14/2035	2,418,000	2,457,478
		16,852,509
Total Corporate Debt Securities (Cost $966,264,064)		966,584,350
U.S. GOVERNMENT OBLIGATIONS - 26.1%
U.S. Treasury - 25.9%
U.S. Treasury Bonds
1.25%, 05/15/2050	59,292,000	28,105,798
1.38%, 11/15/2040	23,691,000	15,007,693
2.00%, 02/15/2050	20,949,000	12,141,418
2.25%, 05/15/2041 - 08/15/2046	41,069,000	28,707,632
2.38%, 02/15/2042	35,044,000	25,237,156
2.50%, 02/15/2045 - 05/15/2046	22,103,000	15,270,574
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
2.75%, 08/15/2042 - 11/15/2047	$ 49,414,000	$ 36,192,377
2.88%, 11/15/2046 - 05/15/2049	11,346,000	8,138,077
3.00%, 08/15/2048	5,566,000	4,067,746
3.25%, 05/15/2042	2,636,000	2,157,504
3.50%, 02/15/2039	34,622,000	30,963,699
3.63%, 05/15/2053	5,009,000	4,026,179
3.88%, 02/15/2043	2,143,000	1,897,643
4.13%, 08/15/2044 - 08/15/2053	11,097,000	9,954,374
4.25%, 05/15/2039 - 08/15/2054	50,116,000	46,917,996
4.50%, 02/15/2044 - 11/15/2054	26,767,000	25,495,222
4.63%, 05/15/2044 - 02/15/2055	27,345,000	26,398,052
4.75%, 11/15/2043 - 05/15/2055	41,562,800	40,911,117
U.S. Treasury Bonds, Principal Only STRIPS
08/15/2052	9,642,000	2,523,175
U.S. Treasury Notes
0.63%, 05/15/2030	9,878,000	8,456,880
1.25%, 08/15/2031	18,305,000	15,565,685
1.38%, 11/15/2031	10,570,000	8,988,216
1.63%, 05/15/2031	5,604,000	4,911,600
1.88%, 02/15/2032	1,063,400	927,775
2.75%, 08/15/2032	19,707,500	18,037,751
2.88%, 05/15/2032	34,230,000	31,698,852
3.38%, 05/15/2033	7,101,300	6,709,896
3.63%, 08/31/2029	2,654,000	2,624,246
3.75%, 12/31/2030 - 08/31/2031	19,004,000	18,733,388
3.88%, 09/30/2029 - 08/15/2034	16,036,000	15,880,029
4.13%, 03/31/2031 - 11/15/2032	48,916,200	49,007,606
4.25%, 02/28/2031 - 05/15/2035	31,993,200	31,948,435
4.50%, 05/31/2029 - 11/15/2033	5,064,000	5,161,961
4.63%, 02/15/2035	16,640,700	17,002,115
		599,767,867
U.S. Treasury Inflation-Protected Securities - 0.2%
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	5,989,020	5,632,182
		5,632,182
Total U.S. Government Obligations (Cost $655,319,768)		605,400,049
ASSET-BACKED SECURITIES - 11.6%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	361,961	362,336
Accelerated LLC
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	1,397,369	1,298,372
Series 2021-1H, Class D, 3.58%, 10/20/2040 (A)	836,899	751,191
Anchorage Capital CLO 25 Ltd.
Series 2022-25A, Class C, 3-Month Term SOFR + 2.35%, 6.68% (B), 04/20/2035 (A)	4,400,000	4,403,397
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	$ 994,591	$ 912,224
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	4,255,000	4,347,911
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	6,610,000	6,763,822
Battalion CLO XXI Ltd.
Series 2021-21A, Class AR, 3-Month Term SOFR + 1.15%, 5.47% (B), 07/15/2034 (A)	3,675,000	3,674,901
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 02/28/2036 (A)	446,487	426,714
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	1,953,406	1,979,254
Capital Automotive REIT
Series 2024-3A, Class A1, 4.40%, 10/15/2054 (A)	11,281,000	10,878,929
CARS-DB5 LP
Series 2021-1A, Class A3, 1.92%, 08/15/2051 (A)	4,067,642	3,900,498
CARS-DB7 LP
Series 2023-1A, Class A1, 5.75%, 09/15/2053 (A)	3,753,333	3,770,592
DataBank Issuer LLC
Series 2021-1A, Class A2, 2.06%, 02/27/2051 (A)	4,727,000	4,633,709
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.39%, 5.71% (B), 10/15/2037 (A)	3,250,000	3,265,395
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (A)	3,375,000	3,204,725
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	8,500,000	8,581,340
Series 2024-2, Class C, 4.67%, 05/17/2032	5,700,000	5,681,706
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR, 3-Month Term SOFR + 1.25%, 5.57% (B), 01/17/2033 (A)	3,259,963	3,260,169
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	14,450,000	14,510,418
GSAA Home Equity Trust
Series 2006-1, Class A3, 1-Month Term SOFR + 0.77%, 5.13% (B), 01/25/2036	840,894	345,934
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	6,630,000	6,723,053
Hertz Vehicle Financing III LP
Series 2021-2A, Class B, 2.12%, 12/27/2027 (A)	6,890,000	6,620,511
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	$ 1,384,318	$ 1,405,707
Series 2024-1B, Class B, 5.99%, 09/15/2039 (A)	662,312	668,479
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	402,291	406,413
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	2,310,558	2,340,904
Series 2024-3A, Class A, 4.98%, 08/27/2040 (A)	6,782,519	6,806,284
Series 2024-3A, Class C, 5.71%, 08/27/2040 (A)	4,333,276	4,355,265
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (A)	1,318,180	1,333,131
Series 2024-A, Class B, 5.84%, 03/15/2043 (A)	1,514,504	1,529,374
Series 2024-A, Class C, 6.32%, 03/15/2043 (A)	1,688,392	1,702,614
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.79% (B), 10/20/2034 (A)	6,500,000	6,508,808
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.27%, 5.59% (B), 04/17/2034 (A)	4,500,000	4,497,021
JG Wentworth XXI LLC
Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	121,273	120,123
JGWPT XXIII LLC
Series 2011-1A, Class A, 4.70%, 10/15/2056 (A)	845,416	825,556
KKR CLO 15 Ltd.
Series 15, Class A1R2, 3-Month Term SOFR + 1.10%, 5.43% (B), 01/18/2032 (A)	4,408,965	4,408,859
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2, 5.40%, 08/20/2055 (A)(F)	9,400,000	9,399,210
MVW LLC
Series 2019-2A, Class B, 2.44%, 10/20/2038 (A)	241,970	238,515
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	480,002	466,076
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (A)	1,624,509	1,556,070
Series 2021-1WA, Class C, 1.94%, 01/22/2041 (A)	1,292,125	1,229,671
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	2,375,872	2,382,033
Series 2023-2A, Class A, 6.18%, 11/20/2040 (A)	2,194,733	2,236,310
Series 2024-1A, Class B, 5.51%, 02/20/2043 (A)	2,654,518	2,665,906
Series 2024-2A, Class A, 4.43%, 03/20/2042 (A)	1,771,001	1,757,073
Series 2024-2A, Class C, 4.92%, 03/20/2042 (A)	5,635,003	5,481,523
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon 54 Ltd.
Series 2021-1A, Class A1, 3-Month Term SOFR + 1.38%, 5.70% (B), 07/15/2034 (A)	$ 2,750,000	$ 2,751,449
Octagon Investment Partners 40 Ltd.
Series 2019-1A, Class CRR, 3-Month Term SOFR + 1.75%, 6.08% (B), 01/20/2035 (A)	7,250,000	7,230,635
OZLM XIX Ltd.
Series 2017-19A, Class A1RR, 3-Month Term SOFR + 1.35%, 5.67% (B), 01/15/2035 (A)	10,000,000	10,004,290
Pikes Peak CLO 4
Series 2019-4A, Class ARR, 3-Month Term SOFR + 1.21%, 5.53% (B), 07/15/2034 (A)	4,395,000	4,395,026
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (A)	6,275,000	6,306,124
Retained Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2, 4.99%, 09/15/2049 (A)	8,500,000	8,351,512
Santander Drive Auto Receivables Trust
Series 2025-1, Class D, 5.43%, 03/17/2031	5,900,000	5,957,665
Series 2025-3, Class C, 4.68%, 09/15/2031	4,165,000	4,154,416
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (A)	5,100,000	5,189,501
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class C, 1.79%, 11/20/2037 (A)	649,630	640,108
Series 2021-1A, Class D, 3.17%, 11/20/2037 (A)	450,249	444,137
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	1,765,439	1,771,242
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	1,140,741	1,159,440
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	2,371,057	2,430,366
Series 2024-1A, Class C, 5.94%, 01/20/2043 (A)	987,180	992,733
Series 2024-2A, Class C, 5.83%, 06/20/2041 (A)	2,068,547	2,078,226
Series 2024-3A, Class A, 4.83%, 08/20/2041 (A)	3,171,857	3,174,360
Series 2024-3A, Class C, 5.32%, 08/20/2041 (A)	3,943,054	3,931,236
Series 2025-2A, Class A, 4.72%, 04/20/2044 (A)	2,700,000	2,705,431
Series 2025-2A, Class B, 4.93%, 04/20/2044 (A)	1,175,000	1,174,996
Series 2025-2A, Class C, 5.32%, 04/20/2044 (A)	1,280,000	1,283,163
Symphony CLO XVIII Ltd.
Series 2016-18A, Class A1R3, 3-Month Term SOFR + 1.10%, 5.42% (B), 07/23/2033 (A)	4,359,713	4,352,241
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2, 1.65%, 09/15/2045 (A)	$ 5,085,000	$ 5,061,349
Venture 38 CLO Ltd.
Series 2019-38A, Class ARR, 3-Month Term SOFR + 1.00%, 5.31% (B), 07/30/2032 (A)	4,903,499	4,896,939
Venture 43 CLO Ltd.
Series 2021-43A, Class A1R, 3-Month Term SOFR + 1.35%, 5.67% (B), 04/15/2034 (A)	3,000,000	3,002,847
Venture 44 CLO Ltd.
Series 2021-44A, Class A1NR, 3-Month Term SOFR + 1.14%, 5.47% (B), 10/20/2034 (A)	5,400,000	5,377,131
Wellfleet CLO Ltd.
Series 2019-1A, Class BR, 3-Month Term SOFR + 2.61%, 6.94% (B), 07/20/2032 (A)	5,000,000	5,007,170
Total Asset-Backed Securities (Cost $268,556,404)		268,441,759
MORTGAGE-BACKED SECURITIES - 10.0%
20 Times Square Trust
Series 2018-20TS, Class C, 3.10% (B), 05/15/2035 (A)	2,550,000	2,371,500
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E, 1-Month Term SOFR + 2.42%, 6.75% (B), 09/15/2034 (A)	4,630,000	4,479,525
Alternative Loan Trust
Series 2005-14, Class 4A1, 1-Month Term SOFR + 0.55%, 4.91% (B), 05/25/2035	453,986	422,760
Series 2006-OC1, Class 2A3A, 1-Month Term SOFR + 0.75%, 5.11% (B), 03/25/2036	693,969	657,957
American Home Mortgage Assets Trust
Series 2007-2, Class A1, 1-Month Term SOFR + 0.24%, 4.59% (B), 03/25/2047	210,917	187,108
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (B), 01/25/2070 (A)	7,080,617	7,081,452
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class BNM, 3.47% , 11/05/2032 (A)	5,000,000	4,686,417
Series 2019-BPR, Class CNM, 3.72% (B), 11/05/2032 (A)	3,970,000	3,630,102
BBCMS Mortgage Trust
Series 2018-TALL, Class C, 1-Month Term SOFR + 1.32%, 5.66% (B), 03/15/2037 (A)	7,065,000	6,431,221
Series 2018-TALL, Class E, 1-Month Term SOFR + 2.63%, 6.98% (B), 03/15/2037 (A)	850,000	689,688
BRAVO Residential Funding Trust
Series 2024-NQM2, Class A1, 6.29% (B), 02/25/2064 (A)	6,704,057	6,740,245
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust (continued)
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	$ 994,564	$ 1,001,366
Series 2024-NQM7, Class A1, 5.55% (B), 10/27/2064 (A)	4,848,663	4,848,717
Series 2025-NQM1, Class A1, 5.60% (B), 12/25/2064 (A)	6,091,009	6,101,754
BXP Trust
Series 2017-CQHP, Class D, 1-Month Term SOFR + 2.05%, 6.39% (B), 11/15/2034 (A)	1,825,000	1,344,587
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, 1-Month Term SOFR + 0.38%, 4.74% (B), 04/25/2035	60,445	57,112
Series 2006-3, Class 3A1, 1-Month Term SOFR + 0.61%, 4.97% (B), 02/25/2036	1,204,265	1,073,923
CIM Trust
Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	3,816,984	3,398,758
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (B), 01/25/2035 (A)	24,711	23,982
Series 2015-PS1, Class A1, 3.75% (B), 09/25/2042 (A)	147,142	141,433
COLT Mortgage Loan Trust
Series 2024-1, Class A1, 5.84% (B), 02/25/2069 (A)	4,443,958	4,456,163
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	2,516,593	2,529,758
Series 2024-3, Class A1, 6.39% (B), 06/25/2069 (A)	8,471,637	8,548,810
Series 2024-4, Class A1, 5.95% (B), 07/25/2069 (A)	4,905,383	4,930,243
Series 2024-5, Class A1, 5.12% (B), 08/25/2069 (A)	10,409,474	10,339,821
CSMC Trust
Series 2020-RPL4, Class A1, 2.00% (B), 01/25/2060 (A)	9,438,803	8,460,288
Series 2021-RPL2, Class A1A, 1.11% (B), 01/25/2060 (A)	4,542,616	3,807,555
Series 2021-RPL3, Class A1, 2.00% (B), 01/25/2060 (A)	2,759,143	2,422,704
Series 2021-RPL6, Class A1, 2.00% (B), 10/25/2060 (A)	2,985,476	2,681,106
GCAT Trust
Series 2023-NQM1, Class A1, 6.01% (B), 01/25/2059 (A)	1,933,433	1,936,422
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1, 1-Month Term SOFR + 0.24%, 4.59% (B), 05/25/2037	136,631	60,509
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (B), 01/13/2040 (A)	5,710,000	5,853,557
ILPT Trust
Series 2019-SURF, Class C, 4.29% (B), 02/11/2041 (A)	1,930,000	1,828,264
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.38% (B), 08/25/2037	$ 506,168	$ 355,419
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class CFX, 3.27% , 01/16/2037 (A)	2,675,000	1,792,304
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1, 4.61% (B), 03/25/2036	558,660	306,932
MetLife Securitization Trust
Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	1,558,290	1,489,350
Series 2019-1A, Class A1A, 3.75% (B), 04/25/2058 (A)	215,117	211,366
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	2,486,939	2,254,975
Mill City Mortgage Loan Trust
Series 2019-1, Class A1, 3.25% (B), 10/25/2069 (A)	2,537,762	2,462,540
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75% (B), 11/26/2035 (A)	213,546	205,698
Series 2017-1A, Class A1, 4.00% (B), 02/25/2057 (A)	1,086,392	1,050,488
Series 2017-2A, Class A3, 4.00% (B), 03/25/2057 (A)	3,735,490	3,600,709
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	360,169	347,852
Series 2018-2A, Class A1, 4.50% (B), 02/25/2058 (A)	220,606	216,480
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	1,944,636	1,875,393
Series 2019-2A, Class A1, 4.25% (B), 12/25/2057 (A)	913,764	891,153
Series 2019-3A, Class A1A, 3.75% (B), 11/25/2058 (A)	2,689,044	2,577,983
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	3,155,055	2,934,580
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	3,554,082	3,357,098
Series 2019-6A, Class A1B, 3.50% (B), 09/25/2059 (A)	2,520,569	2,370,972
Series 2019-RPL2, Class A1, 3.25% (B), 02/25/2059 (A)	2,580,789	2,496,477
Series 2020-1A, Class A1B, 3.50% (B), 10/25/2059 (A)	3,380,755	3,151,948
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	6,739,444	6,743,311
Series 2024-NQM14, Class A1, 4.94% (B), 09/25/2064 (A)	5,205,900	5,163,201
Series 2024-NQM3, Class A1, 6.13% (B), 12/25/2063 (A)	6,602,158	6,643,563
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	1,216,111	1,222,981
Series 2024-NQM5, Class A1, 5.99% (B), 01/25/2064 (A)	1,472,114	1,477,995
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	3,008,961	3,038,287
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust (continued)
Series 2024-NQM8, Class A1, 6.23% (B), 05/25/2064 (A)	$ 4,624,348	$ 4,665,833
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	4,600,537	4,598,168
RALI Trust
Series 2006-QO1, Class 3A1, 1-Month Term SOFR + 0.65%, 5.01% (B), 02/25/2046	2,101,201	799,759
Series 2007-QH5, Class AI1, 1-Month Term SOFR + 0.53%, 4.89% (B), 06/25/2037	92,087	56,316
Residential Asset Securitization Trust
Series 2004-A4, Class A11, 5.50% , 08/25/2034	1,053,145	1,009,450
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	866,381	843,816
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	3,750,326	3,670,341
Series 2018-2, Class A1, 3.25% (B), 03/25/2058 (A)	517,517	509,815
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	2,430,976	2,290,602
Series 2018-5, Class A1A, 3.25% (B), 07/25/2058 (A)	337,213	332,789
Series 2019-1, Class A1, 3.75% (B), 03/25/2058 (A)	4,769,813	4,616,012
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	1,594,233	1,523,552
Series 2020-4, Class A1, 1.75% , 10/25/2060 (A)	7,875,131	7,106,870
Series 2022-1, Class A1, 3.75% (B), 07/25/2062 (A)	3,191,215	3,013,285
Series 2023-1, Class A1, 3.75% , 01/25/2063 (A)	6,232,302	5,992,182
VEGAS Trust
5.52% , 11/10/2039 (A)	11,400,000	11,501,133
Verus Securitization Trust
Series 2024-7, Class A1, 5.10% (B), 09/25/2069 (A)	8,828,175	8,762,143
Total Mortgage-Backed Securities (Cost $240,675,391)		232,755,928
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.1%
Federal Home Loan Mortgage Corp.
5.50%, 04/01/2053 - 07/01/2053	19,289,917	19,229,651
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.19%, 07/25/2027	5,857,000	5,735,228
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	259,870	34,160
Federal National Mortgage Association
4.50%, 08/01/2052	6,378,840	6,062,060
5.00%, 03/01/2053 - 02/01/2054	29,478,679	28,847,180
5.50%, 03/01/2053	6,750,682	6,732,443
6.00%, 06/01/2054	9,376,677	9,507,691
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security, TBA
2.00%, 08/01/2054 (F)	$ 61,000,000	$ 47,707,207
2.50%, 08/01/2054 (F)	31,316,000	25,654,878
5.50%, 08/01/2054 (F)	61,224,000	60,899,865
Total U.S. Government Agency Obligations (Cost $210,725,816)		210,410,363
FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Colombia - 0.1%
Colombia Government International Bonds
3.13%, 04/15/2031	1,792,000	1,506,642
Cote d'Ivoire - 0.2%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (A)	5,813,000	5,745,096
Dominican Republic - 0.3%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	782,000	722,802
6.60%, 06/01/2036 (A)	5,006,000	5,078,587
		5,801,389
Ecuador - 0.0% *
Ecuador Government International Bonds
Zero Coupon, 07/31/2030 (A)	119,808	85,783
5.00% (H), 07/31/2040 (A)	435,840	272,618
6.90%, 07/31/2035 (A)	740,626	552,877
		911,278
Peru - 0.1%
Corp. Financiera de Desarrollo SA
5.50%, 05/06/2030 (A)	2,400,000	2,426,160
Uzbekistan - 0.1%
Republic of Uzbekistan International Bonds
3.90%, 10/19/2031 (A)	3,049,000	2,703,209
Total Foreign Government Obligations (Cost $19,379,937)		19,093,774
LOAN ASSIGNMENTS - 0.1%
Commercial Services & Supplies - 0.1%
Spin Holdco, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 8.58% (B), 03/04/2028	2,898,304	2,540,847
Software - 0.0% *
Rackspace Finance LLC 1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.71% (B), 05/15/2028	921,889	930,186
Total Loan Assignments (Cost $3,786,162)		3,471,033
COMMERCIAL PAPER - 5.7%
Banks - 0.8%
Lloyds Bank PLC
4.49% (I), 12/15/2025	6,000,000	5,899,792
Macquarie Bank Ltd.
4.41% (I), 09/10/2025 (A)	1,400,000	1,392,954
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Swedbank AB
4.40% (I), 09/02/2025 (A)	$ 11,000,000	$ 10,956,546
		18,249,292
Capital Markets - 0.9%
Lexington Parker Capital Co. LLC
4.51% (I), 08/19/2025 (A)	21,000,000	20,951,562
Communications Equipment - 0.0% *
Cisco Systems, Inc.
4.44% (I), 08/01/2025 (A)	500,000	499,940
Electrical Equipment - 1.0%
Emerson Electric Co.
4.40% (I), 08/18/2025 (A)	2,950,000	2,943,621
4.46% (I), 09/23/2025 (A)	19,000,000	18,876,310
		21,819,931
Energy Equipment & Services - 0.0% *
Schlumberger Holdings Corp.
4.47% (I), 09/29/2025 (A)	740,000	734,462
Financial Services - 3.0%
Barton Capital SA
4.48% (I), 08/13/2025 (A)	8,700,000	8,686,286
Concord Minutemen Capital Co. LLC
4.54% (I), 10/01/2025 (A)	2,820,000	2,798,721
Mainbeach Funding LLC
4.50% (I), 08/27/2025 (A)	12,250,000	12,209,600
4.55% (I), 08/04/2025 (A)	12,250,000	12,244,091
Manhattan Asset Funding Co. LLC
4.47% (I), 10/27/2025 (A)	1,200,000	1,187,095
MUFG Securities Canada Ltd.
4.54% (I), 09/18/2025 (A)	24,000,000	23,855,081
Starbird Funding Corp.
4.50% (I), 08/04/2025 (A)	8,300,000	8,295,987
		69,276,861
Total Commercial Paper (Cost $131,551,886)		131,532,048
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.5%
U.S. Treasury Bills 4.28% (I), 10/16/2025	$ 11,133,000	$ 11,033,378
Total Short-Term U.S. Government Obligation (Cost $11,037,919)		11,033,378

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.27% (I)	14,566,920	14,566,920
Total Other Investment Company (Cost $14,566,920)		14,566,920

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp., 1.80% (I), dated 07/31/2025, to be repurchased at $41,874,309 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $42,709,738.	$ 41,872,215	41,872,215
Total Repurchase Agreement (Cost $41,872,215)		41,872,215
Total Investments (Cost $2,563,736,482)		2,505,161,817
Net Other Assets (Liabilities) - (8.0)%		(186,586,613)
Net Assets - 100.0%		$ 2,318,575,204
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$966,584,350	$—	$966,584,350
U.S. Government Obligations	—	605,400,049	—	605,400,049
Asset-Backed Securities	—	268,441,759	—	268,441,759
Mortgage-Backed Securities	—	232,755,928	—	232,755,928
U.S. Government Agency Obligations	—	210,410,363	—	210,410,363
Foreign Government Obligations	—	19,093,774	—	19,093,774
Loan Assignments	—	3,471,033	—	3,471,033
Commercial Paper	—	131,532,048	—	131,532,048
Short-Term U.S. Government Obligation	—	11,033,378	—	11,033,378
Other Investment Company	14,566,920	—	—	14,566,920
Repurchase Agreement	—	41,872,215	—	41,872,215
Total Investments	$14,566,920	$2,490,594,897	$—	$2,505,161,817
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the total value of 144A securities is $947,849,718, representing 40.9% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $14,257,807, collateralized by cash collateral of $14,566,920. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the total value of the Regulation S securities is $6,700,476, representing 0.3%
of the Fund's net assets.

(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2025; the maturity date disclosed is the ultimate maturity date.
(I)	Rate disclosed reflects the yield at July 31, 2025.
(J)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Funds

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds